Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories
Inventories as of December 31, 2024 and 2025 are as follows:

		2024
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,914,250	(1,573)	4,912,677
Merchandises		1,733	—	1,733
Work-in-progress		220,110	—	220,110
Finished goods		96,390	(630)	95,760
Supplies		3,358,831	—	3,358,831
Inventories-in-transit		1,160,238	—	1,160,238
Other inventories		19,887	—	19,887

	￦	9,771,439	(2,203)	9,769,236

		2025
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	5,299,493	(670)	5,298,823
Merchandises		3,447	—	3,447
Work-in-progress		213,919	—	213,919
Finished goods		93,379	—	93,379
Supplies		3,564,892	—	3,564,892
Inventories-in-transit		962,337	—	962,337
Other inventories		15,927	—	15,927

	￦	10,153,394	(670)	10,152,724